Acquisition - Preliminary Purchase Price Allocation (Detail) (USD $) In Millions, unless otherwise specified	Feb. 28, 2013	May 24, 2012
Business Combinations [Abstract]
Inventory	$ 98.9
Prepaid expenses and other	2.1
Instruments	29.2
Other property, plant and equipment	23.3
Liabilities assumed	(4.0)
Intangible assets	70.0
Goodwill	60.5
Preliminary purchase price	$ 280.0	$ 280.0